Leases - Schedule of Future Minimum Rental Payments (Details) $ in Millions	Dec. 31, 2016 USD ($)
Schedule of Future Lease Payments [Line Items]
2017	$ 175
2018	157
2019	147
2020	142
2021	133
Thereafter	863
Total minimum rent payments	1,617
Recourse capital leases [member]
Schedule of Future Lease Payments [Line Items]
2017	4
2018	4
2019	4
2020	4
2021	5
Thereafter	34
Total minimum rent payments	55
Amount representing interest	(19)
Present value of net minimum rent payments	36
Non-recourse capital leases [member]
Schedule of Future Lease Payments [Line Items]
2017	14
2018	23
2019	23
2020	24
2021	24
Thereafter	174
Total minimum rent payments	282
Amount representing interest	(91)
Present value of net minimum rent payments	$ 191